Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 13.  Earnings Per Share

On October 1, 2016, RRD distributed approximately 26.2 million shares of LSC Communications common stock to RRD shareholders.  RRD retained an additional 6.2 million shares.  In connection with the total distribution of 26.2 million shares, each RRD shareholder received one share of LSC Communications common stock for every eight shares of RRD common stock held at the close of business on September 23, 2016, the record date.

For the period after the separation, basic earnings per share (“EPS”) is calculated by dividing net earnings attributable to the Company’s shareholders by the weighted average number of common shares outstanding for the period. In computing diluted EPS, basic EPS is adjusted for the assumed issuance of all potentially dilutive share-based awards, including stock options, restricted stock units and performance share units. The computations of basic and diluted EPS for periods prior to the separation were calculated using the shares distributed and retained by RRD on October 1, 2016.  The same number of shares was used to calculate basic and diluted earnings per share since there were no LSC Communications equity awards outstanding prior to the spinoff.

Stock options are considered anti-dilutive when the exercise price exceeds the average market value of the Company’s stock price during the applicable period.

The following table shows the calculation of basic and diluted EPS, as well as a reconciliation of basic shares to diluted shares:

	2016	2015	2014
Net income per common share:
Basic	$3.25	$2.27	$1.79
Diluted	$3.23	$2.27	$1.79
Numerator:
Net income	$106	$74	$58
Denominator:
Weighted-average number of common shares outstanding	32.5	32.4	32.4
Dilutive options and awards	0.3	—	—
Dilutive weighted-average number of common shares outstanding	32.8	32.4	32.4

After the separation through the year ended December 31, 2016, no shares of common stock were purchased by the Company; however, shares were withheld for tax liabilities upon the vesting of equity awards.  In the fourth quarter of 2016, a dividend of $0.25 per common share was declared.